Goodwill (Details) (Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2009	Dec. 31, 2010	Mar. 31, 2011 ST-Ericsson [Member]	Dec. 31, 2011 Wireless Sector [Member]
Goodwill (Textual) [Abstract]
Goodwill recognized, gross	$ 1,126				$ 1,121
Accumulated impairment	67				67
Impairment on goodwill				$ 6
Percentage of fair value exceeding its carrying value of goodwill and indefinite long lived assets							54.00%
Term for updated plan							5